Revenues - Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Service transferred over time [Member]
Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Service transferred over time	$ 23,081,094	$ 2,940,304	$ 49,450,434	$ 44,684,149